Warrant Liabilities (Details Textual)	Nov. 07, 2012 USD ($) shares	Nov. 01, 2012 USD ($) shares	Jun. 30, 2018 $ / shares	Dec. 31, 2017 $ / shares shares	Nov. 07, 2012 $ / shares	Nov. 01, 2012 $ / shares
Warrant Liabilities (Textual)
Public offering units sold		5,000,000
Offering price | $ / shares					$ 10.00	$ 10.00
Proceeds from public offering | $	$ 5,500,000	$ 50,000,000
Public offering, description		Each Redeemable Warrant entitled the holder to purchase one share of common stock at a price of $11.50 which would commence on the later of either the completion of an initial Acquisition Transaction or October 24, 2013, and would expire five years from the completion date of an initial Acquisition Transaction, provided that there is an effective registration statement covering the shares of common stock underlying the Redeemable Warrants. The Company is entitled to redeem the Redeemable Warrants at a price of $0.01 per Redeemable Warrant upon providing 30 days' notice, subject to the last sale price of the common stock was at a minimum of $17.50 per share for any 20 trading days within a 30-trading day period ("30-Day Trading Period") that ended on the third day prior to the date on which notice of redemption is given, provided that there is a current registration statement in effect with respect to the shares of common stock underlying such Redeemable Warrants commencing ten days prior to the 30-Day Trading Period and continuing each day thereafter until the date of redemption.
Private placement unit sold	30,250	337,750
Proceeds from private placement | $	$ 302,500	$ 3,377,500
Additional public offering unit sold	550,000	750,000
Warrants quoted price | $ / shares			$ 0.001	$ 0.001
Unexpired warrants outstanding				393,835